Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
GP units issued	2,394,345		2,135,930
General partner units outstanding	2,394,345		2,135,930
Accounts receivable, net	$ 84,060	[1],[2]	$ 50,233	[1],[2]
Other current assets	10,022	[1],[3]	6,998	[1],[3]
Accounts and natural gas imbalance payables	39,589	[1],[4]	25,154	[1],[4]
Accrued liabilities	137,011	[1],[5]	147,651	[1],[5]
Affiliated Entity [Member]
Accounts receivable, net	47,900		19,100
Other current assets	100		400
Accounts and natural gas imbalance payables	2,300		2,500
Accrued liabilities	$ 100		$ 100
Common Units [Member]
Common units issued	117,322,812		104,660,553
Units outstanding	117,322,812		104,660,553

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $47.9 million and $19.1 million as of December 31, 2013 and 2012, respectively.
[3]	Other current assets includes natural gas imbalance receivables from affiliates of $0.1 million and $0.4 million as of December 31, 2013 and 2012, respectively.
[4]	Accounts and natural gas imbalance payables includes amounts payable to affiliates of $2.3 million and $2.5 million as of December 31, 2013 and 2012, respectively.
[5]	Accrued liabilities include amounts payable to affiliates of $0.1 million as of December 31, 2013 and 2012.